Jul. 31, 2019
ABR 50/50 Volatility Fund
ABR 50/50 Volatility Fund
The ABR Dynamic Short Volatility Fund will be renamed the ABR 50/50 Volatility Fund.
The section entitled “Principal Investment Strategies” on page 8 of the Fund’s Prospectus will be revised as follows:

Employing a proprietary investment model, the Fund’s adviser, ABR Dynamic Funds, LLC (the “Adviser”), invests the Fund’s assets primarily in securities and derivative instruments that, to varying degrees, provide for an allocation among (i) long exposure to CBOE Volatility Index (“VIX Index”) futures and VIX Index exchange-traded products (“ETPs”); (ii) short exposure to VIX Index futures and VIX Index ETPs; (iii) long exposure to S&P 500 Index futures and S&P 500 Index ETPs; (iv) long exposure to long-term U.S. Treasury securities, and (v) cash. For purposes of this policy, ETPs include exchange-traded funds and exchange-traded notes. The Fund’s holdings are rebalanced daily.

When the Fund has long exposure to any combination of VIX Index futures, VIX Index ETPs, S&P 500 Index futures, S&P 500 Index ETPs, and/or long-term U.S. Treasury securities, the Fund will profit if the price of the security or derivative instrument increases. When the Fund has short exposure to VIX Index futures or VIX Index ETPs, it has taken an opposing position to the movement of equity volatility in the market; it gains when the price of VIX Index futures or VIX Index ETPs falls while incurring losses when the price of VIX Index futures or VIX Index ETPs rises. Long and short positions may be directly related to one another or independent from each other.

The Adviser will typically manage the Fund’s assets so that fifty percent (50%) of its net assets are managed in accordance with the Adviser’s proprietary “long” volatility strategy, and the remaining fifty percent (50%) of its net assets are managed in accordance with the Adviser’s proprietary “short” volatility strategy. The actual exposure of the Fund’s assets to these two strategies may deviate from these targets based on market conditions. In addition, the Adviser may implement adjustments to the 50/50 blend under various market conditions with the goal of enhancing returns or mitigating risk. The 50/50 blend will result in significant short volatility exposure at times, which is subject to the risks discussed below.

Volatility and the VIX Index:

Volatility is a statistical measure of the magnitude of changes in security prices without regard to the direction of those changes. Higher volatility generally indicates higher risk, as often reflected by frequent (and sometimes significant) movements up and down in value. Lower volatility generally indicates lower risk because the prices of securities tend not to fluctuate as dramatically. The VIX Index measures the expected volatility of the S&P 500 Index. The S&P 500 Index is a market value-weighted index representing the performance of 500 widely held, publicly traded large capitalization companies.

The Fund does not track the performance of the VIX Index and can be expected to perform differently from the VIX Index.

Long and Short Volatility Strategies:

Long Volatility: The Adviser’s long volatility strategy is model-based and relies, in part, on a comparison of the current VIX Index level to its historical levels to assess the level of volatility in the market environment. Depending on the level of volatility in the market environment, the long volatility model’s allocation to long exposure to S&P 500 Index futures and S&P 500 Index ETPs may reach 100% and the model’s allocation to long exposure to VIX Index futures and VIX Index ETPs may approach 50%, although such maximum allocations will not be reached simultaneously. For example, in low to medium volatility environments, the long volatility model typically targets a larger long exposure to S&P 500 Index futures and S&P 500 Index ETPs and a lesser long exposure to VIX Index futures and VIX Index ETPs. In medium to high volatility environments, the model typically targets a lesser long exposure to S&P 500 Index futures and S&P 500 Index ETPs and a larger long exposure to VIX Index futures and VIX Index ETPs.

Short Volatility: The Adviser’s short volatility strategy is model-based and relies, in part, on a comparison of the current VIX Index level to its historical levels to assess the level of volatility in the market environment. Depending on the level of volatility in the market environment, the short volatility model’s allocation to short exposure to VIX Index futures and VIX Index ETPs may reach 100%; the model’s allocation to U.S. Treasuries may reach 80%; and the model’s allocation to cash may reach 100%, although such maximum allocations will not be reached simultaneously. For example, in low volatility environments, the short volatility model typically targets a larger long exposure to long-term U.S. Treasuries and a lesser short exposure to VIX Index futures and VIX Index ETPs. In medium volatility environments, the model typically targets a lesser long exposure to long-term U.S. Treasuries and a larger short exposure to VIX Index futures and VIX Index ETPs. In high volatility environments, the model typically targets a lesser long exposure to long-term U.S. Treasuries and short exposure to VIX Index futures and VIX Index ETPs, with a larger exposure to cash.

The Adviser may consider other factors when implementing its long and short volatility strategies, such as changes to the time period over which the investment model is run, changes to the relative weightings of model exposures, and changes to the choice and weighting of the instruments used to gain such exposures. Such factors may cause the Fund’s holdings to deviate from the models.

50% Long Volatility Strategy / 50% Short Volatility Strategy Approach:

In managing the Fund, the Adviser uses a 50/50 blend of Long and Short Volatility Strategies, based on the Fund’s net assets, in order to seek to capitalize on extended downtrends in the price of VIX Index futures and VIX Index ETPs, while mitigating the effect of sudden price appreciation in VIX Index futures and VIX Index ETPs.

Depending on the level of volatility in the market, the Fund, through its 50/50 approach, will emphasize different portfolio constituents in differing amounts or levels. For example, in low volatility environments, the Adviser’s approach typically creates a larger long exposure to S&P 500 Index futures and S&P 500 Index ETPs and larger exposure to long-term U.S. Treasuries and a lesser short exposure to VIX Index futures and VIX Index ETPs. In medium volatility environments, the Adviser’s approach typically creates a lesser long exposure to S&P 500 Index futures and S&P 500 Index ETPs and lesser long exposure to long-term U.S. Treasuries and a larger short exposure to VIX Index futures and VIX Index ETPs. In high volatility environments, the approach typically creates a lesser long exposure to S&P 500 Index futures and S&P 500 Index ETPs and lesser long exposure to long-term U.S. Treasuries and a larger long exposure to VIX futures and VIX Index ETPs, with a larger exposure to cash.

The Fund is not designed to achieve balance among its long and short volatility exposures; rather, the potential for long volatility exposure inherent in the 50/50 strategy is intended to help mitigate the risks associated with the Fund’s short volatility exposure, which may be significant at times. The Adviser believes that the Fund’s long volatility exposure functions in a way that is complementary to the Fund’s short volatility exposure, in that long volatility exposure, at times when it is present in the Fund, may mitigate the potentially substantial losses that can be associated with short volatility exposure when there is sudden price appreciation in VIX Index futures and VIX Index ETPs.

The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates.

The Fund is non-diversified, which means that the Fund may hold larger positions in fewer securities than other funds.

There are risks related to investing in the Fund, as described in greater detail below, and the Fund may not be suitable for all investors. Investors and prospective investors are encouraged to contact an investment professional to discuss investing in the Fund and the role of the Fund in an investor’s overall portfolio.

In the section entitled “Principal Investment Risks,” beginning on page 8 of the Fund’s Prospectus, the Derivatives Instruments Risk, Market Events Risk, Counterparty Risk, and Exchange-Traded Products Risk will be amended as follows:

Derivative Instruments Risk. Derivatives are ﬁnancial instruments that have a value which depends upon, or is derived from, a reference asset, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Derivatives may result in investment exposures that are greater than their cost would suggest; in other words, a small investment in a derivative may have a large impact on the Fund’s performance. The Fund could experience a loss if derivatives do not perform as anticipated or if the Fund is unable to liquidate a position because of an illiquid secondary market.

Market Events Risk. Geopolitical and similar disruptive events with geopolitical consequences, including pandemics (such as COVID-19), may destabilize various countries’ economies and markets, which may experience increased volatility and reduced liquidity. Policy changes by the Federal Reserve and/or other government actors could similarly cause increased volatility in ﬁnancial markets. Trade barriers and other protectionist trade policies (including those in the U.S.) may also result in market turbulence. Market volatility and reductions in market liquidity may negatively affect issuers worldwide, including issuers in which the Fund invests. Under such circumstances, the Fund may have difﬁculty liquidating portfolio holdings, particularly at favorable prices. To the extent that the Fund experiences higher levels of redemptions, the Fund may be required to transact in contemporaneous markets, even if they are volatile and/or illiquid, which may negatively impact the Fund’s net asset value.

Counterparty Risk. The Fund may enter into ﬁnancial instruments or transactions with a counterparty, including derivative instruments and transactions. A counterparty may become bankrupt or otherwise fail to perform its obligations due to ﬁnancial difﬁculties, jeopardizing the value of the Fund’s investment.

Exchange-Traded Products Risk. Exchange Traded Products consist of exchange-traded funds (“ETFs”) and exchange- traded notes (“ETNs”). The risks of investment in ETFs typically reflect the risks of types of instruments in which the ETFs invest. By investing in an ETF, the Fund becomes a shareholder of that ETF and bears its proportionate share of the fees and expenses of the ETF. ETF investments are also subject to the risk that the ETF may fail to accurately track the market segment or index that underlies its investment objective; more frequent price fluctuations, resulting in a loss to the Fund; the risk that the ETF may trade at a price that is higher or lower than its NAV; and the risk that an active market for the ETF’s shares may not develop or be maintained. An investment in an ETF presents the risk that the ETF may no longer meet the listing requirements of any applicable exchanges on which the ETF is listed.

ETNs are debt securities that combine certain aspects of ETFs and bonds. ETNs are not investment companies and thus are not regulated under the 1940 Act. ETNs, like ETFs, are traded on stock exchanges and generally track speciﬁed market indices, and their value depends on the performance of the underlying index and the credit rating of the issuer. ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected. The value of an ETN may be affected by time to maturity, level of supply and demand for the ETN, volatility and  lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. ETNs also are subject to counterparty credit risk, ﬁxed-income risk and tracking error risk (where the ETN’s performance may not match or correlate to that of its market index).

The section entitled “Performance Information” beginning on page 10 of the Fund’s Prospectus will include the following as the new second and third paragraphs:

The performance for the Fund’s Investor Shares would have been substantially similar to the performance information for the Fund’s Institutional Shares, set forth below, because both classes of shares invest in the same portfolio of securities. Returns for Investor Shares will differ only to the extent that the expenses of the two share classes are different.

Prior to the change in the Fund’s investment strategy, the Adviser invested the Fund’s assets primarily in securities and derivative instruments that, to varying degrees, provided short exposure to VIX Index futures and VIX Index ETPs, long exposure to long-term U.S. Treasury securities, and cash, and the percentage of the Fund’s assets invested in such holdings was determined by the Adviser based principally upon the results of its model and market conditions. Although the Fund continues to invest in such instruments, the Adviser now also invests the Fund’s assets in securities and derivative instruments that, to varying degrees, provide (i) long exposure to VIX Index futures and VIX Index ETPs, and (ii) long exposure to S&P 500 Index futures and S&P 500 ETPs. Different investment strategies may lead to different performance results. The Fund’s performance for periods prior to the change in the Fund’s investment strategy reflects the investment strategy in effect prior to that date.